UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Otter Creek Long/Short Opportunity Fund
January 31, 2015

Item 1. Schedule of Investments.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS
AT JANUARY 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 70.5%
Agriculture: 6.9%
80,000	Calavo Growers, Inc. **	$3,208,800
191,000	Limoneira Co.	3,972,800
		7,181,600
Aircraft & Parts: 1.7%
30,000	B/E Aerospace, Inc. *	1,749,900

Apparel Retail: 2.8%
155,000	Performance Sports Group Ltd. *	2,867,500

Commercial Vehicle Component Manufacturers: 0.8%
189,901	Accuride Corp. *	835,565

Diversified Metals & Mining: 1.9%
80,000	Newmont Mining Corp.	2,012,000

Financial Services: 7.6%
100,000	The Bank of New York Mellon Corp.	3,600,000
27,000	JPMorgan Chase & Co.	1,468,260
35,000	MasterCard, Inc. - Class A	2,871,050
		7,939,310
Food & Beverage: 4.6%
27,000	Anheuser Busch InBev NV - ADR	3,295,890
20,000	Molson Coors Brewing Co. - Class B **	1,518,600
		4,814,490
Industrial Conglomerates: 1.0%
44,000	General Electric Co.	1,051,160

Industrial Products & Materials: 1.0%
16,000	Pentair PLC	988,960

Integrated Oil & Gas: 1.5%
20,000	Occidental Petroleum Corp.	1,600,000

Internet Software & Services: 3.6%
7,000	Google, Inc. - Class A *	3,762,850

Investment Banking & Brokerage: 1.5%
60,000	The Charles Schwab Corp.	1,558,800

Leisure Clubs & Facilities: 2.6%
50,000	Life Time Fitness, Inc. *	2,733,500

Mortgage Insurance: 3.8%
465,000	MGIC Investment Corp. *	$3,961,800

Oil & Gas Exploration & Production: 1.0%
13,000	Anadarko Petroleum Corp.	1,062,750

Packaged Foods & Meats: 7.7%
16,000	Lancaster Colony Corp.	1,438,880
65,000	Mondelez International, Inc. - Class A	2,290,600
145,000	Snyder's-Lance, Inc.	4,218,050
		7,947,530
Property & Casualty Insurance: 2.0%
144,000	Old Republic International Corp. **	2,021,760

Regional Banks: 8.2%
70,570	Metro Bancorp, Inc. *	1,796,712
310,000	Seacoast Banking Corp. of Florida *	3,924,600
150,000	State Bank Financial Corp.	2,739,000
		8,460,312
Specialty Chemicals: 4.6%
40,000	Ashland, Inc.	4,740,800

Utilities: 5.7%
55,000	American Water Works Co., Inc.	3,087,700
23,000	El Paso Electric Co.	921,380
10,000	NextEra Energy, Inc.	1,092,400
25,500	SJW Corp.	861,135
		5,962,615
TOTAL COMMON STOCKS
(Cost $70,619,237)		$73,253,202

REAL ESTATE INVESTMENT TRUSTS: 4.2%
15,000	Potlatch Corp.	$597,900
40,000	Tanger Factory Outlet Centers, Inc.	1,574,000
60,000	Weyerhaeuser Co.	2,151,000

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,901,616)		$4,322,900

Principal		Value
CORPORATE BONDS: 0.5%
Commercial Vehicle Component Manufacturers: 0.5%
$500,000	Accuride Corp. **
	9.500%, 8/1/2018	$517,500
TOTAL CORPORATE BONDS
(Cost $510,887)		$517,500

CONVERTIBLE BONDS: 0.2%
Mortgage Insurance: 0.2%
200,000	MGIC Investment Corp.
	9.000%, 4/1/2063 (Acquired 01/03/2014 through 04/03/2014, Cost $235,193) ^,**	$255,125
TOTAL CONVERTIBLE BONDS
(Cost $235,193)		$255,125

Shares		Value
INVESTMENT COMPANIES: 2.6%
110,000	Central Fund of Canada Ltd. - Class A	$1,455,300
10,000	SPDR Gold Shares *	1,234,500
TOTAL INVESTMENT COMPANIES
(Cost $2,430,875)		$2,689,800

OTHER SECURITIES: 2.3%
Miscellaneous Put Options		$2,397,560
TOTAL PURCHASED OPTIONS
(Cost $3,165,521)		$2,397,560

TOTAL INVESTMENTS IN SECURITIES: 80.3%
(Cost $80,863,329)		$83,436,087
Other Assets in Excess of Liabilities: 19.7%		20,455,718
TOTAL NET ASSETS: 100.0%		$103,891,805

Percentages are stated as a percent of net assets.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At January 31, 2015, the value of these securities amounted to $255,125 or 0.2% of net assets.

*	Non-income producing security.
**	All or a portion of the shares have been committed as collateral for open securities sold short.
ADR	American Depositary Receipt

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT
AT JANUARY 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 43.0%
Application Software: 3.8%
70,000	Salesforce.com, Inc.	$3,951,500

Automobile Manufacturers: 0.6%
3,000	Tesla Motors, Inc.	610,800

Automotive Parts: 0.7%
15,200	Dorman Products, Inc.	695,096

Computer Hardware: 3.7%
30,000	Hewlett-Packard Co.	1,083,900
65,000	Intel Corp.	2,147,600
4,000	International Business Machines Corp.	613,240
		3,844,740
Construction & Farm Machinery & Heavy Trucks: 2.7%
35,000	Caterpillar, Inc.	2,798,950

Consumer Goods: 2.6%
80,000	Prestige Brands Holdings, Inc.	2,740,800

Containers & Packaging: 0.3%
10,000	Berry Plastics Group, Inc.	338,200

Diversified Metals & Mining: 0.3%
6,000	BHP Billiton Ltd. - ADR	277,980

Education Services: 1.3%
23,000	Apollo Education Group, Inc.	580,980
20,000	Bridgepoint Education, Inc.	197,400
8,000	Capella Education Co.	543,920
		1,322,300
Food & Beverage: 0.2%
5,000	Fresh Del Monte Produce, Inc.	168,150

Food Retailers: 1.9%
55,000	Sprouts Farmers Market, Inc.	2,002,550

Health Care Technology: 1.6%
7,000	Athenahealth, Inc.	977,970
10,000	Quest Diagnostics, Inc.	710,700
		1,688,670

Homefurnishing Retail: 0.9%
11,000	Restoration Hardware Holdings, Inc. *	$962,830

Hotel & Motel Lodging: 1.0%
50,000	La Quinta Holdings, Inc.	1,016,500

Internet Retail: 2.1%
6,000	Amazon.com, Inc.	2,127,180

Internet Software & Services: 4.5%
15,000	GrubHub, Inc.	516,450
8,000	LinkedIn Corp. - Class A	1,797,920
16,000	Twitter, Inc.	600,480
7,000	Workday, Inc. - Class A	556,220
11,000	Yelp, Inc.	577,170
6,000	Zillow, Inc. - Class A	581,520
		4,629,760
Investment Management: 3.0%
45,000	Franklin Resources, Inc.	2,318,850
10,000	T. Rowe Price Group, Inc.	787,200
		3,106,050
Life & Health Insurance: 1.1%
20,000	China Life Insurance Co. Ltd. - ADR	1,148,800

Medical Equipment: 2.1%
42,000	Align Technology, Inc.	2,228,100

Printing Services: 0.8%
15,000	Multi-Color Corp.	873,300

Regional Banks: 0.6%
20,000	Bank of the Ozarks, Inc.	648,600

Research & Consulting Services: 2.0%
52,000	FTI Consulting, Inc.	2,114,840

Restaurants: 1.4%
8,000	Buffalo Wild Wings, Inc.	1,426,560

Specialized Consumer Services: 0.6%
45,000	LifeLock, Inc.	668,250

Specialty Stores: 0.7%
25,000	Sally Beauty Holdings, Inc.	777,000

Transportation & Logistics: 2.5%
30,000	C.H. Robinson Worldwide, Inc.	2,136,600
10,000	Con-way, Inc.	409,700
		2,546,300
TOTAL COMMON STOCKS
(Proceeds $45,288,639)		$44,713,806

REAL ESTATE INVESTMENT TRUSTS: 1.2%
6,000	Simon Property Group, Inc.	$1,191,960
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $1,207,264)		$1,191,960

Principal		Value
CORPORATE BOND: 0.6%
Research & Consulting Services: 0.6%
$600,000	FTI Consulting, Inc.
	6.750%, 10/1/2020	$632,250
TOTAL CORPORATE BOND
(Proceeds $647,250)		$632,250

Total Securities Sold Short (Proceeds $47,143,153)		$46,538,016

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows+:

Cost of investments	$80,864,334
Gross unrealized appreciation	5,520,425
Gross unrealized depreciation	(2,948,672)
Net unrealized appreciation	$2,571,753

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at January 31, 2015 (Unaudited)
The Otter Creek Long/Short Opportunity Fund ("the Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2015. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$73,253,202	$-	$-	$73,253,202
Real Estate Investment Trusts	4,322,900	-	-	4,322,900
Corporate Bonds	-	517,500	-	517,500
Convertible Bonds	-	255,125	-	255,125
Investment Companies	2,689,800	-	-	2,689,800
Other Securities	-	2,397,560	-	2,397,560
Total Investments in Securities	$80,265,902	$3,170,185	$-	$83,436,087

Securities sold short at fair value
Common Stocks	$44,713,806	$-	$-	$44,713,806
Real Estate Investment Trusts	1,191,960	-	-	1,191,960
Corporate Bonds	-	632,250	-	632,250
Total securities sold short	$45,905,766	$632,250	$-	$46,538,016

The basis for recognizing and valuing transfers as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended January 31, 2015.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may invest in options on equities, debt and stock indices (collectively, “options”). The Fund may also invest in futures contracts and options on futures contracts (collectively, “futures”). The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund will not invest in futures for speculative purposes.

The following table presents the fair value of derivative instruments, held long or sold short by the Fund at January 31, 2015:

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain/(Loss) on
Equity Instruments	Assets	Liabilities	Assets	Liabilities	Open Positions
Equity Options Contracts	$2,397,560	$-	$-	$-	$(767,961)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

Otter Creek Long/Short Opportunity Fund
January 31, 2015

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President

Date               3/18/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Elaine E. Richards
Elaine E. Richards, President

Date               3/18/15

By (Signature and Title)          /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date               3/20/15

Otter Creek Long/Short Opportunity Fund
January 31, 2015